WRL FREEDOM PREMIER® III VARIABLE ANNUITY

Issued by

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

SEPARATE ACCOUNT VA U

Supplement Dated October 23, 2013

to the

Prospectus dated May 1, 2013

This supplement describes changes to the fees for certain riders under the WRL Freedom Premier III Variable Annuity.

Effective November 4, 2013, the fees for the riders shown in the table below are changed for new riders, rider step-ups and rider upgrades.

The following hereby amends, and to the extent inconsistent replaces, the corresponding paragraph in the SUMMARY – EXPENSES section in the prospectus:

If you elect the Living Benefits Rider, then there is an annual rider fee during the accumulation phase of 1.25% of the “principal back” total withdrawal base on each anniversary (“rider anniversary”) of the date the rider was elected.

The following hereby amends, and to the extent inconsistent replaces, the corresponding ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES section in the prospectus:

Optional Guaranteed Lifetime Withdrawal Benefit Rider Fees - No Longer Available

5 for LifeSM Rider (annual charge - a % of Total Withdrawal Base)	1.35%
5 for LifeSM with Growth Rider (with additional death benefit)	1.60%
5 for LifeSM with Growth Rider (without additional death benefit)	1.35%

Income SelectSM for Life Rider - Single and Joint Life Option (annual charge - a % of Total Withdrawal Base)
Base Benefit (Single Life)	1.15%
Base Benefit (Joint Life)	1.35%
Additional Benefits available with Income SelectSM for Life Rider
Growth Benefit (Single Life)	0.25%
Growth Benefit (Joint Life)	0.50%
Death Benefit (Single Life)	0.25%
Death Benefit (Joint Life)	0.20%
Income EnhancementSM Benefit (Single Life)	0.10%
Income EnhancementSM (Joint Life)	0.20%
Total Income SelectSM for Life Rider (Single Life) Fees with Highest Combination of Benefits	1.75%
Total Income SelectSM for Life Rider (Joint Life) Fees with Highest Combination of Benefits	2.25%

Retirement Income ChoiceSM Rider - Single Life Option (annual charge - a % of Withdrawal Base)
Base Benefit (Maximum)	2.10%
Base Benefit (Current)	1.35%
Additional Benefits available with the Retirement Income ChoiceSM Rider:
Death Benefit	0.25%
Income EnhancementSM Benefit	0.15%
Maximum Total Retirement Income ChoiceSM Rider Fees (Single Life) with Highest Combination of Benefits	2.50%
Current Total Retirement Income ChoiceSM Rider Fees (Single Life) with Highest Combination of Benefits	1.75%

Retirement Income ChoiceSM Rider - Joint Life Option (annual charge - a % of Withdrawal Base):
Base Benefit (Maximum)	2.40%
Base Benefit (Current)	1.65%
Additional Benefits available with the Retirement Income ChoiceSM Rider:
Death Benefit	0.20%
Income EnhancementSM Benefit	0.30%
Maximum Total Retirement Income ChoiceSM Rider Fees (Joint Life) with Highest Combination of Benefits	2.90%
Current Total Retirement Income ChoiceSM Rider Fees (Joint Life) with Highest Combination of Benefits	2.15%

Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider - Single Life Option
(annual charge - a % of Withdrawal Base):
Base Benefit (Maximum)	2.40%
Base Benefit (Current)	1.65%
Additional Benefits available with the Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider:
Death Benefit	0.25%
Income EnhancementSM Benefit	0.15%
Maximum Total Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider Fees
(Single Life) with Highest Combination of Benefits	2.80%
Current Total Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider Fees
(Single Life) with Highest Combination of Benefits	2.05%

Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider - Joint Life Option
(annual charge - a % of Withdrawal Base):
Base Benefit (Maximum)	2.40%
Base Benefit (Current)	1.65%
Additional Benefits available with the Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider:
Death Benefit	0.20%
Income EnhancementSM Benefit	0.30%
Maximum Total Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider Fees
(Joint Life) with Highest Combination of Benefits	2.90%
Current Total Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider Fees
(Joint Life) with Highest Combination of Benefits	2.15%

The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2012 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses):

Lowest Gross	0.35%
Highest Gross	2.36%

The following Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2012, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the Living Benefits Rider, highest Fund Facilitation Fee, Annual Step-Up Death Benefit, and Beneficiary Earnings Enhancement - Extra II Rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Examples (Highest Gross):

If the policy is surrendered at the end of the applicable time period (without Liquidity Rider):
1 Year	$1356
3 Years	$2400
5 Years	$3391
10 Years	$5841
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (without Liquidity Rider):
1 Year	$556
3 Years	$1670
5 Years	$2783
10 Years	$5567
If the policy is surrendered at the end of the applicable time period (with Liquidity Rider):
1 Year	$1370
3 Years	$2438
5 Years	$2953
10 Years	$5689
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (with Liquidity Rider):
1 Year	$ 605
3 Years	$1808
5 Years	$2953
10 Years	$5689

The following hereby amends, and to the extent inconsistent replaces, the corresponding paragraph in the EXPENSES – LIVING BENEFITS RIDER section in the prospectus:

If you elect the Living Benefits Rider, there is an annual rider fee of 1.25% of the “principal back” total withdrawal base on each rider anniversary before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted even if your policy value exceeds your total withdrawal base.

The following hereby amends, and to the extent inconsistent replaces, the corresponding paragraph in the ADDITIONAL FEATURES – LIVING BENEFITS RIDER section in the prospectus:

Rider Fee. A rider fee, 1.25% of the “principal back” total withdrawal base on each rider anniversary, is charged annually before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Please note: Because the rider fee is a percentage of your “principal back” total withdrawal base on each rider anniversary, the fee can be substantially more than 1.25% of your policy value if that total withdrawal base is higher than your policy value.

The following hereby amends, and to the extent inconsistent replaces, the APPENDIX – RIDER GRID VARIATIONS in the prospectus:

Rider Name	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]	Living Benefit Rider 2003[3]
Rider Form Number[1]	RGMB 13 0105	RGMB 16 0905 (Growth Only) RGMB 17 0905 (Growth and Death)	RGMB 2 0703 (2003)
Base Benefit and Optional Fees at issue	Percentage of TWB – 0.60% (prior to 11/4/13)	Growth Only - Percentage of TWB - 0.60% (prior to 11/4/13) Growth and Death - Percentage of TWB - 0.85% (prior to 11/4/13)	Percentage of “Principal Back” TWB - 0.75% (prior to 11/4/13)

Rider Name	Living Benefit Rider 2004[3]	Income SelectSM For LifeSM3	Retirement Income ChoiceSM3
Rider Form Number[1]	RGMB 5 0504 (2004)	RGMB 19 0106 (w/o IE) RGMB 21 0106 (with IE)	RGMB 28 0108 (w/o IE) RGMB 30 0108 (with IE)
Base Benefit and Optional Fees at issue	Percentage of “Principal Back” TWB - 0.90% (5/1/2009 - 11/3/13) Percentage of “Principal Back” TWB – 0.60% (prior to 5/1/2009)

Percentage of the TWB. Additional option fees would be added to the base.

Single Life

    (5/1/07 – 11/3/13)

Base Fee                       0.40%

Growth Benefit Fee      0.25%

DB Fee                          0.25%

IE Benefit Fee               0.15%

    (prior to 5/1/07)

Base Fee                       0.40%

Growth Benefit Fee      0.25%

DB Fee                         0.25%

IE Benefit Fee              0.10%

Joint Life

    (5/1/07 – 11/3/13)

Base Fee                       0.60%

Growth Benefit Fee     0.50%

DB Fee                         0.20%

IE Benefit Fee              0.30%

    (prior to 5/1/07)

Base Fee                       0.60%

Growth Benefit Fee      0.50%

DB Fee                          0.20%

IE Benefit Fee               0.20%

Percentage of WB. Additional option fees would be added to the base.

Single Life

(prior to 11/4/13)

Base Fee                     0.60%

DB Fee                       0.25%

IE Benefit Fee             0.15%

Joint Life

(prior to 11/4/13)

Base Fee                     0.90%

DB Fee                       0.20%

IE Benefit Fee             0.30%

Rider Name	Retirement Income ChoiceSM with Double Withdrawal Base Benefit[3]
Rider Form Number[1]	RGMB 32 0708 (w/o IE) RGMB 34 0708 (with IE)
Base Benefit and Optional Fees at issue

Percentage of WB. Additional option fees would be added to the base.

Single Life

        (1/19/09 – 11/3/13)

Base Fee                          0.90%

DB Fee                            0.25%

IE Benefit Fee                 0.15%

        (11/10/08 - 1/18/09)

Base Fee                          0.75%

DB Fee                            0.25%

IE Benefit Fee                 0.15%

Joint Life

        (1/19/09 – 11/3/13)

Base Fee                         0.90%

DB Fee                           0.20%

IE Benefit Fee                0.30%

        (11/10/08 - 1/18/09)

Base Fee                          0.75%

DB Fee                            0.20%

IE Benefit Fee                 0.30%